Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,167	$ 2,376
Less - accumulated depreciation and amortization	1,965	1,878
Property and equipment, net	202	498
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,848	1,807
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		263
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	155	152
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	146	146
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18	$ 8